Leases (Tables)	12 Months Ended
Dec. 31, 2021
Leases [Abstract]
Lease, Cost
The components of lease related costs, net for the year ended December 31, 2021 are as follows (in thousands):
Year Ended December 31, 2021
Operating lease cost	$ 9,229
Variable lease cost	2,217
Operating lease cost	11,446
Short-term lease cost	88
Total lease cost, net	$ 11,534

Schedule of Operating Lease Liability, Maturity
As of December 31, 2021, future minimum payments for the next five years and thereafter are as follows (in thousands):
Operating Leases
Years Ending December 31,
2022	$ 9,597
2023	9,898
2024	9,405
2025	5,830
2026	5,408
Thereafter	24,325
Total	$ 64,463
Less present value discount	(19,623)
Operating lease liabilities	$ 44,840